Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of Revenue from operations abroad

The subsidiaries generate revenue from operations in Brazil, as well as from exports of products and services to foreign customers, as disclosed below:

	2024	2023	2022
Net revenue from sales and services:
Brazil	132,311,614	124,400,378	140,801,146
Europe	50,717	202,665	607,416
United States of America and Canada	681,136	1,084,594	1,785,413
Other Latin American countries	202,949	204,306	73,351
Singapore	166,673	145,082	359,250
Others	85,824	11,676	8,132
Total	133,498,913	126,048,701	143,634,708

Schedule of Financial information of segments, Results

The main financial information of each of the continuing operations of the Company’s segments is as follows.

12/31/2024
Profit or loss	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	121,336,232	11,288,418	1,075,558	8,691	133,708,899	(209,986)	133,498,913
Transactions with third parties	121,335,586	11,287,337	875,997	(7)	133,498,913	‐	133,498,913
Intersegment transactions	646	1,081	199,561	8,698	209,986	(209,986)	-
Cost of products and services sold	(114,730,458)	(8,895,244)	(386,568)	‐	(124,012,270)	200,377	(123,811,893)
Gross profit	6,605,774	2,393,174	688,990	8,691	9,696,629	(9,609)	9,687,020
Operating income (expenses)
Selling and marketing	(1,886,281)	(606,609)	(10,723)	(11)	(2,503,624)	4,077	(2,499,547)
General and administrative	(1,132,913)	(344,060)	(176,687)	(230,068)	(1,883,728)	11,636	(1,872,092)
Results from disposal of property, plant and equipment and intangible assets	167,657	4,134	(24)	70	171,837	‐	171,837
Other operating income (expenses), net	(512,714)	82,552	13,692	2,378	(414,092)	‐	(414,092)
Operating income (loss)	3,241,523	1,529,191	515,248	(218,940)	5,067,022	6,104	5,073,126
Share of profit (loss) of subsidiaries, joint ventures and associates	(8,654)	578	3,433	(122,539)	(127,182)	‐	(127,182)
Amortization of fair value adjustments on associates acquisition	‐	‐	(2,493)	‐	(2,493)	‐	(2,493)
Total share of profit (loss) of subsidiaries, joint ventures and associates	(8,654)	578	940	(122,539)	(129,675)	‐	(129,675)
Income (loss) before financial result and income and social contribution taxes	3,232,869	1,529,769	516,188	(341,479)	4,937,347	6,104	4,943,451
Depreciation and amortization (a)	444,924	284,153	118,559	19,451	867,087	(5,953)	861,134
Amortization of contractual assets with customers - exclusivity rights	553,840	1,243	‐	-	555,083	‐	555,083
Amortization of right-of-use assets	213,092	66,081	29,998	2,889	312,060	‐	312,060
Amortization of fair value adjustments on associates acquisition	‐	‐	2,493	‐	2,493	‐	2,493
Total depreciation and amortization	1,211,856	351,477	151,050	22,340	1,736,723	(5,953)	1,730,770

(a)	The amount is net of PIS and COFINS on depreciation in the amount of R$ 39,539.
(1)	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 172,242 in 2024 of expenses related to Ultrapar's holding structure.
(2)	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures RPR and Hidrovias.

12/31/2023
Profit or loss	Ipiranga (Restated) (3)	Ultragaz	Ultracargo	Others (Restated) (1) (2) (3)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	114,551,830	10,670,793	1,015,564	14,308	126,252,495	(203,794)	126,048,701
Transactions with third parties	114,551,827	10,669,365	815,249	12,260	126,048,701	‐	126,048,701
Intersegment transactions	3	1,428	200,315	2,048	203,794	(203,794)	‐
Cost of products and services sold	(108,074,324)	(8,485,215)	(355,798)	‐	(116,915,337)	184,868	(116,730,469)
Gross profit	6,477,506	2,185,578	659,766	14,308	9,337,158	(18,926)	9,318,232
Operating income (expenses)
Selling and marketing	(1,615,178)	(626,554)	(11,395)	(99)	(2,253,226)	‐	(2,253,226)
General and administrative	(1,318,092)	(298,171)	(167,344)	(253,478)	(2,037,085)	18,926	(2,018,159)
Results from disposal of property, plant and equipment and intangible assets	170,604	13,199	103	(2,915)	180,991	(59,056)	121,935
Other operating income (expenses), net	(657,376)	20,191	2,335	31,985	(602,865)	‐	(602,865)
Operating income (loss)	3,057,464	1,294,243	483,465	(210,199)	4,624,973	(59,056)	4,565,917
Share of profit (loss) of subsidiaries, joint ventures and associates	(7,508)	26	11,764	7,626	11,908	‐	11,908
Income (loss) before financial result and income and social contribution taxes	3,049,956	1,294,269	495,229	(202,573)	4,636,881	(59,056)	4,577,825
Depreciation and amortization (a)	429,809	291,462	105,274	14,324	840,869	(492)	840,377
Amortization of contractual assets with customers - exclusivity rights	606,036	1,410	‐	‐	607,446	‐	607,446
Amortization of right-of-use assets	211,934	61,124	30,454	2,388	305,900	‐	305,900
Total depreciation and amortization	1,247,779	353,996	135,728	16,712	1,754,215	(492)	1,753,723

(a)	The amount is net of PIS and COFINS on depreciation in the amount of R$ 8,517.
(1)	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 167,929 in 2023 of expenses related to Ultrapar's holding structure.
(2)	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR.
(3)	Refers to a change on the corporate structure which the companies Eaí and Millenium became part of Ipiranga consolidated, being restated in 2023 for compability purposes.

12/31/2022
Statement of income	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal Segments	Eliminations	Total

Net revenue from sales and services	131,337,966	11,483,398	867,148	218,770	143,907,282	(272,574)	143,634,708
Transactions with third parties	131,253,637	11,480,697	684,350	216,024	143,634,708	‐	143,634,708
Intersegment transactions	84,329	2,701	182,798	2,746	272,574	(272,574)	‐
Cost of products and services sold	(126,569,490)	(9,446,354)	(340,621)	(185,914)	(136,542,379)	266,122	(136,276,257)
Gross profit	4,768,476	2,037,044	526,527	32,856	7,364,903	(6,452)	7,358,451
Operating income (expenses)
Selling and marketing	(1,552,636)	(576,087)	(12,701)	(561)	(2,141,985)	‐	(2,141,985)
General and administrative	(828,753)	(257,315)	(134,208)	(320,657)	(1,540,933)	6,452	(1,534,481)
Gain (loss) on disposal of property, plant and equipment and intangible assets	168,709	(1,381)	(887)	2,848	169,289	‐	169,289
Other operating income (expenses), net	(525,966)	6,235	3,330	1,879	(514,522)	‐	(514,522)
Operating income	2,029,830	1,208,496	382,061	(283,635)	3,336,752	‐	3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates	(10,052)	13	(3,880)	26,100	12,181	‐	12,181
Income (loss) before financial result and income and social contribution taxes	2,019,778	1,208,509	378,181	(257,535)	3,348,933	‐	3,348,933
Depreciation of PP&E and amortization of intangible assets	353,962	239,204	94,337	44,738	732,241	‐	732,241
Amortization of contractual assets with customers - exclusivity rights	503,751	1,502	-	‐	505,253	(346)	504,907
Amortization of right-of-use assets	191,178	56,177	37,124	3,940	288,419	‐	288,419
Total depreciation and amortization	1,048,891	296,883	131,461	48,678	1,525,913	(346)	1,525,567

(1)	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 157,621 in 2022 of expenses related to Ultrapar's holding structure.
(2)	The “Others” column refers to the parent Ultrapar and the subsidiaries Abastece Aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, Ultrapar Empreendimentos, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR. In 2022 the Company ceased to present Abastece Aí as a separate segment, including its balance in the “Others” column.

Schedule of Financial information of segments, Asset reclassification
12/31/2024
Assets	Ipiranga	Ultragaz	Ultracargo	Others (1)	Total
Investments	146,450	1,042	216,134	1,785,007	2,148,633
Property, plant and equipment	3,282,469	1,566,376	2,157,663	129,458	7,135,966
Intangible assets	1,017,405	333,652	283,598	273,675	1,908,330
Right-of-use assets	911,783	152,024	599,853	7,664	1,671,324
Other current and non-current assets	20,944,583	2,156,708	393,368	3,199,162	26,693,821
Total assets (excluding intersegment transactions)	26,302,690	4,209,802	3,650,616	5,394,966	39,558,074

12/31/2023
Assets	Ipiranga (Restated) (2)	Ultragaz	Ultracargo	Others (Restated) (1) (2)	Total
Investments	68,107	240	215,745	34,264	318,356
Property, plant and equipment	3,224,662	1,438,662	1,698,605	25,652	6,387,581
Intangible assets	1,612,584	282,517	281,054	377,762	2,553,917
Right-of-use assets	907,867	149,698	622,781	31,180	1,711,526
Other current and non-current assets	19,228,878	2,273,866	415,085	5,362,765	27,280,594
Total assets (excluding intersegment transactions)	25,042,098	4,144,983	3,233,270	5,831,623	38,251,974

(1)	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR.
(2)	Refers to a change on the corporate structure which the companies Eaí and Millenium became part of Ipiranga consolidated, being restated in 2023 for compability purposes.